EQUITY	6 Months Ended
Jun. 30, 2018
Equity [abstract]
EQUITY

EQUITY
Common Equity
The company’s common equity is comprised of the following:

AS AT JUN. 30, 2018 AND DEC. 31, 2017 (MILLIONS)	2018	2017
Common shares	$4,452	$4,428
Contributed surplus	257	263
Retained earnings	12,774	11,864
Ownership changes	1,567	1,459
Accumulated other comprehensive income	5,331	6,038
Common equity	$24,381	$24,052

The company is authorized to issue an unlimited number of Class A shares and 85,120 Class B shares, together referred to as common shares. The company’s common shares have no stated par value. The holders of Class A shares and Class B shares rank on par with each other with respect to the payment of dividends and the return of capital on the liquidation, dissolution or winding up of the company or any other distribution of the assets of the company among its shareholders for the purpose of winding up its affairs. Holders of the Class A shares are entitled to elect half of the Board of Directors of the company and holders of the Class B shares are entitled to elect the other half of the Board of Directors. With respect to the Class A and Class B shares, there are no dilutive factors, material or otherwise, that would result in different diluted earnings per share between the classes. This relationship holds true irrespective of the number of dilutive instruments issued in either one of the respective classes of common stock, as both classes of shares participate equally, on a pro rata basis, in the dividends, earnings and net assets of the company, whether taken before or after dilutive instruments, regardless of which class of shares is diluted.
The holders of the company’s common shares received cash dividends during the second quarter of 2018 of $0.15 per share (2017  – $0.14 per share).
The number of issued and outstanding common shares and unexercised options are as follows:

AS AT JUN. 30, 2018 AND DEC. 31, 2017	2018	2017
Class A shares[1]	957,397,177	958,688,000
Class B shares	85,120	85,120
Shares outstanding[1]	957,482,297	958,773,120
Unexercised options and other share-based plans[2]	46,238,799	47,474,284
Total diluted shares	1,003,721,096	1,006,247,404

1.	Net of 34,000,896 (2017 – 30,569,215) Class A shares held by the company in respect of long-term compensation agreements

2.	Includes management share option plan and escrowed stock plan
The authorized common share capital consists of an unlimited number of Class A shares and 85,120 Class B shares. Shares issued and outstanding changed as follows:

	Three Months Ended		Six Months Ended
AS AT AND FOR THE PERIODS ENDED JUN. 30	2018	2017	2018	2017
Outstanding, beginning of period[1]	956,988,539	958,560,408	958,773,120	958,168,417
Issued (repurchased)
Repurchases	(11,496)	(132,948)	(5,243,120)	(2,041,676)
Long-term share ownership plans[2]	449,598	227,738	3,845,693	2,470,528
Dividend reinvestment plan and others	55,656	64,390	106,604	122,319
Outstanding, end of period[3]	957,482,297	958,719,588	957,482,297	958,719,588

1.
Net of 34,000,896 Class A shares held by the company in respect of long-term compensation agreements as at March 31, 2018 (March 31, 2017 – 29,188,231) and 30,569,215 as at December 31, 2017 (December 31, 2016 – 27,846,452)

2.	Includes management share option plan and restricted stock plan

3.	Net of 34,000,896 Class A shares held by the company in respect of long-term compensation agreements as at June 30, 2018 (June 30, 2017 – 29,188,231)
Earnings Per Share
The components of basic and diluted earnings per share are summarized in the following table:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2018	2017	2018	2017
Net income attributable to shareholders	$680	$225	$1,537	$188
Preferred share dividends	(38)	(35)	(76)	(71)
Dilutive effect of conversion of subsidiary preferred shares	(34)	—	(67)	—
Net income available to shareholders	$608	$190	$1,394	$117

Weighted average – common shares	957.1	958.6	957.6	958.5
Dilutive effect of the conversion of options and escrowed shares using treasury stock method	18.1	20.0	18.6	19.3
Common shares and common share equivalents	975.2	978.6	976.2	977.8

Stock-Based Compensation
The company and its consolidated subsidiaries account for stock options using the fair value method. Under the fair value method, compensation expense for stock options that are direct awards of stock is measured at fair value at the grant date using an option pricing model and recognized over the vesting period. Options issued under the company’s Management Share Option Plan (“MSOP”) vest proportionately over five years and expire 10 years after the grant date. The exercise price is equal to the market price at the close of business on the day prior to the grant date, or under certain conditions, the volume-weighted average price for the five business days prior to the grant date. During the three months ended June 30, 2018, the company did not grant any stock options. During the six months ended June 30, 2018, the company granted 4.5 million stock options at a weighted average exercise price of $40.39 per share. The compensation expense was calculated using the Black-Scholes method of valuation, assuming an average 7.5-year term, 16.3% volatility, a weighted average expected dividend yield of 1.9% annually, a risk-free rate of 2.8% and a liquidity discount of 25%.
The company previously established an Escrowed Stock Plan whereby a private company is capitalized with preferred shares issued to Brookfield for cash proceeds and common shares (the “escrowed shares”) that are granted to executives. The proceeds are used to purchase Brookfield Class A shares and therefore the escrowed shares represent an interest in the underlying Brookfield Shares. The escrowed shares vest on and must be held until the fifth anniversary of the grant date. At a date at least five years from and no more than 10 years from the grant date, all escrowed shares held will be exchanged for a number of Class A shares issued from treasury of the company, based on the market value of Class A shares at the time of exchange. During the three months ended June 30, 2018, the company did not grant any escrowed shares. During the six months ended June 30, 2018, the company granted 5.8 million escrowed shares at a weighted average exercise price of $40.39 per share. The compensation expense was calculated using the Black-Scholes method of valuation, assuming an average 7.5-year term, 16.3% volatility, a weighted average expected dividend yield of 1.9% annually, a risk-free rate of 2.8% and a liquidity discount of 25%.